BANK FINANCIAL ASSETS AND LIABILITIES - Structure and amounts of bank loans to customers (Details) ₽ in Millions	Dec. 31, 2018 RUB (₽)
BANK FINANCIAL ASSETS AND LIABILITIES
Loans and advances to customers	₽ 60,443
Bank Deposits and Loans	63,038
Gross amount
BANK FINANCIAL ASSETS AND LIABILITIES
Bank Deposits and Loans	70,767
Accumulated impairment
BANK FINANCIAL ASSETS AND LIABILITIES
Loans and advances to customers	(7,689)
Bank Deposits and Loans	(7,729)
Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans and advances to customers	25,143
Loans to legal entities | Gross amount
BANK FINANCIAL ASSETS AND LIABILITIES
Bank Deposits and Loans	29,355
Loans to legal entities | Accumulated impairment
BANK FINANCIAL ASSETS AND LIABILITIES
Loans and advances to customers	(4,212)
Corporations | Gross amount
BANK FINANCIAL ASSETS AND LIABILITIES
Bank Deposits and Loans	27,414
Medium-sized enterprises and small businesses | Gross amount
BANK FINANCIAL ASSETS AND LIABILITIES
Bank Deposits and Loans	1,941
Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans and advances to customers	35,300
Loans to individuals | Gross amount
BANK FINANCIAL ASSETS AND LIABILITIES
Bank Deposits and Loans	38,777
Loans to individuals | Accumulated impairment
BANK FINANCIAL ASSETS AND LIABILITIES
Loans and advances to customers	(3,477)
Mortgage loans | Gross amount
BANK FINANCIAL ASSETS AND LIABILITIES
Bank Deposits and Loans	11,668
Consumer loans | Gross amount
BANK FINANCIAL ASSETS AND LIABILITIES
Bank Deposits and Loans	17,307
Credit cards | Gross amount
BANK FINANCIAL ASSETS AND LIABILITIES
Bank Deposits and Loans	9,778
Other | Gross amount
BANK FINANCIAL ASSETS AND LIABILITIES
Bank Deposits and Loans	24
Due from banks | Gross amount
BANK FINANCIAL ASSETS AND LIABILITIES
Bank Deposits and Loans	2,635
Time deposits with banks | Gross amount
BANK FINANCIAL ASSETS AND LIABILITIES
Bank Deposits and Loans	1,659
Obligatory reserves with the Central Bank of Russia | Gross amount
BANK FINANCIAL ASSETS AND LIABILITIES
Bank Deposits and Loans	₽ 976